Intangible assets, net - Carrying value (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Rate (6.08+inflation)
Disclosure of detailed information about intangible assets [line items]
Sensitivity analysis, Impairment value of intangible assets at discount rate plus inflation	$ 34,617
Sensitivity analysis, Impairment value of intangible assets at estimated discount rate plus inflation	(8,184)
Rate (6.8+inflation%)
Disclosure of detailed information about intangible assets [line items]
Sensitivity analysis, Impairment value of intangible assets at discount rate plus inflation		$ 51,393
Sensitivity analysis, Impact of estimated discount rate plus inflation, Increase (decrease) in Impairment of intangible assets		8,592
Estimated rate (6.54%+ inflation)
Disclosure of detailed information about intangible assets [line items]
Sensitivity analysis, Impairment value of intangible assets at discount rate plus inflation	42,801
Estimated rate (6.54%+ inflation) | Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante
Disclosure of detailed information about intangible assets [line items]
Sensitivity analysis, Impairment value of intangible assets at estimated discount rate plus inflation		42,801
Estimated rate (7.08%+inflation) | Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante
Disclosure of detailed information about intangible assets [line items]
Sensitivity analysis, Impairment value of intangible assets at discount rate plus inflation	49,918
Sensitivity analysis, Impairment value of intangible assets at estimated discount rate plus inflation	$ 7,117	32,365
Sensitivity analysis, Impact of estimated discount rate plus inflation, Increase (decrease) in Impairment of intangible assets		$ (10,436)